Business, Basis of Presentation and Business Combinations	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1 – Business, Basis of Presentation and Business Combinations

Business

Aytu BioScience, Inc. (“Aytu”, the “Company” or “we”) was incorporated as Rosewind Corporation on August 9, 2002 in the State of Colorado. Aytu was re-incorporated in the state of Delaware on June 8, 2015. Aytu is a commercial-stage specialty healthcare company concentrating on developing and commercializing products with an initial focus on urological diseases and conditions. Aytu is currently focused on addressing significant medical needs in the areas of urological cancers, hypogonadism, urinary tract infections, male infertility, and sexual dysfunction.

Basis of Presentation

Through a multi-step reverse triangular merger, on April 16, 2015, Vyrix Pharmaceuticals, Inc. (‘‘Vyrix’’) and Luoxis Diagnostics, Inc. (‘‘Luoxis’’) merged with and into our Company (herein referred to as the Merger) and we abandoned our pre-merger business plans to solely pursue the specialty healthcare market, including the business of Vyrix and Luoxis. In the Merger, we acquired the RedoxSYS, MiOXSYS and Zertane products. On June 8, 2015, we reincorporated as a domestic Delaware corporation under Delaware General Corporate Law and changed our name from Rosewind Corporation to Aytu BioScience, Inc., and effected a reverse stock split in which each common stockholder received one share of common stock for every 12.174 shares outstanding. On June 30, 2016, Aytu effected another reverse stock split in which each common stockholder received one share of common stock for every 12 shares outstanding (herein referred to collectively as the “Reverse Stock Splits”). All share and per share amounts in this report have been adjusted to reflect the effect of these Reverse Stock Splits.

Business Combination—ProstaScint

In May 2015, Aytu entered into and closed on an asset purchase agreement with Jazz Pharmaceuticals, Inc. (“Jazz Pharmaceuticals”). Pursuant to the agreement, Aytu purchased assets related to the Jazz Pharmaceuticals’ product known as ProstaScint® (capromab pendetide), including certain intellectual property and contracts, and the product approvals, inventory and work in progress (together, the ‘‘ProstaScint Business’’), and assumed certain of Jazz Pharmaceuticals’ liabilities, including those related to product approvals and the sale and marketing of ProstaScint. The purchase price consists of the upfront payment of $1.0 million. We also agreed to pay an additional $500,000 which was paid after transfer for the ProstaScint-related product inventory and $227,000 which was paid September 30, 2015 (which represents a portion of certain FDA fees). We also will pay 8% on net sales made after October 31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million. The contingent consideration was initially valued at $664,000 and was revalued as of June 30, 2016 at $699,000 using a discounted cash flow. The total fair value consideration for the purchase was $2.4 million.

The Company’s allocation on consideration transferred for ProstaScint as of the purchase date May 20, 2015 is as follows:

Estimated Fair Value
Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

Included in the intangible assets is developed technology of $790,000, customer contracts of $720,000 and trade names of $80,000, each of which will be amortized over a ten-year period. Amortization expense of $159,000 was recognized in fiscal 2016. Future amortization from the year ended June 30, 2016 is as follows:

2017	$159,000
2018	159,000
2019	159,000
2020	159,000
2021	159,000
Thereafter	616,000
$1,411,000

Business Combination—Primsol

In October 2015, Aytu entered into and closed on an Asset Purchase Agreement with FSC Laboratories, Inc. (“FSC”). Pursuant to the agreement, Aytu purchased assets related to FSC’s product known as Primsol® (trimethoprim solution), including certain intellectual property and contracts, inventory, work in progress and all marketing and sales assets and materials related solely to Primsol (together, the “Primsol Business”), and assumed certain of FSC’s liabilities, including those related to the sale and marketing of Primsol arising after the closing.

Aytu paid $500,000 at closing for the purchase of the Primsol Business and paid an additional $142,000, of which $102,000 went to inventory and $40,000 towards the Primsol Business, for the transfer of the Primsol-related product inventory. We also agreed to pay an additional (a) $500,000 which was paid on April 1, 2016, (b) $500,000 which was paid on July 1, 2016, and (c) $250,000 payable no later than September 30, 2016 (together, the “Installment Payments”).

The Company’s allocation on consideration transferred for Primsol as of the purchase date of October 5, 2015 is as follows:

Fair Value

Tangible assets	$182,000

Intangible assets	1,470,000

Goodwill	147,000

Total assets acquired	$1,799,000

Included in tangible assets is $102,000 of inventory and $80,000 of work-in-process inventory. Included in the intangible assets is developed technology of $520,000, customer contracts of $810,000 and trade names of $140,000, each of which will be amortized over a six-year period. Amortization expense of $174,000 was recognized in fiscal 2016.

As of June 30, 2016, the accrued payable adjusted for the present value was $701,000.

Future amortization from the year ended June 30, 2016 is as follows:

2017	$245,000
2018	245,000
2019	245,000
2020	245,000
2021	245,000
Thereafter	72,000
$1,297,000

License and Supply Agreement—Natesto

In April, 2016, Aytu entered into and closed a license and supply agreement to acquire the exclusive U.S. rights to Natesto® (testosterone) nasal gel from Acerus Pharmaceuticals Corporation, or Acerus, which rights we will acquire effective upon the expiration of the current licensee’s rights, which occurred on June 30, 2016. The licensee’s term runs for the greater of eight years or until the expiry of the latest to expire patent including claims covering Natesto and until the entry on the market of at least one AB-rated generic product.

Aytu paid Acerus an upfront fee of $2.0 million upon execution of the agreement. On September 5, 2016 we will pay an additional $2,000,000 (the “Second Upfront”). On January 1, 2017, we will pay an additional $4,000,000 (the “Third Upfront”). We also purchased on April 28, 2016, an aggregate of 12,245,411 shares of Acerus common stock for Cdn. $2,534,800 (approximately US $2.0 million), with a purchase price per share equal to Cdn. $0.207 or approximately US $0.16 per share. Aytu could not dispose of these shares until after August 29, 2016.

In addition to the upfront payments, we must make the following one-time, non-refundable payments to Acerus within 45 days of the occurrence of the following event (provided that, the maximum aggregate amount payable under such milestone payments will be $37,500,000):

•
$2,500,000 if net sales during any four consecutive calendar quarter period equal or exceed $25,000,000 (the “First Milestone”); the First Milestone payment is required to be paid even if the threshold is not met in the event that the agreement is terminated for any reason other than material breach by Acerus, bankruptcy of either party, or termination by Acerus because it believes the amounts payable to Aytu for agreed upon trial work would no longer make the agreement economically viable for Acerus

•	$5,000,000 if net sales during any four consecutive calendar quarter period equal or exceed $50,000,000;

•	$7,500,000 if net sales during any four consecutive calendar quarter period equal or exceed $75,000,000;

•	$10,000,000 if net sales during any four consecutive calendar quarter period equal or exceed $100,000,000; and

•	$12,500,000 if net sales during any four consecutive calendar quarter period equal or exceed $125,000,000.

The contingent consideration was valued at $3.2 million using a Monte Carlo simulation. The fair values of the net identifiable asset acquired totaled $10.5 million which will be amortized over eight years.

As of June 30, 2016, the accrued payable adjusted for the present value was $5.4 million and the contingent consideration held a value of $3.2 million.